Organization and Nature of Operations - Summary of Major Subsidiaries and Consolidated VIEs (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Place of incorporation	E9
Date of incorporation	Dec. 27, 2017
Full Truck Alliance (HK) Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Full Truck Alliance (HK) Limited (“FTA HK”)
Place of incorporation	K3
Date of incorporation	Jan. 07, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Lucky Logistics Information Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Lucky Logistics Information Limited (“Lucky Logistics”)
Place of incorporation	K3
Date of incorporation	Apr. 08, 2014
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Guiyang Full Truck Alliance Information Technology Group Co., Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Guiyang Full Truck Alliance Information Technology Group Co., Ltd. (“FTA Information”) (Wholly foreign owned enterprises “WFOE”) (formerly known as FTA Information Technology Co., Ltd)
Place of incorporation	F4
Date of incorporation	Apr. 20, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technology development and other services
Jiangsu Yunmanman Information Technology Co., Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Jiangsu Yunmanman Information Technology Co., Limited (“Jiangsu Yunmanman”, “WFOE”) (formerly known as Jiangsu Manyun Logistics Information Co., Limited)
Place of incorporation	F4
Date of incorporation	Aug. 29, 2014
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technology development and other services
Yixing Manxian Information Technology Co Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Yixing Manxian Information Technology Co., Ltd (“Yixing Manxian”, “WFOE’s subsidiary”)
Place of incorporation	F4
Date of incorporation	May 24, 2022
Percentage of direct or indirect economic ownership	52.40%
Principal activities	Investment holding
Guiyang Huochebang Technology Co., Limited [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Guiyang Huochebang Technology Co., Limited (“Guiyang Huochebang”)
Place of incorporation	F4
Date of incorporation	Mar. 11, 2014
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Value-added services
Guizhou Huochebang Micro-finance Co., Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Guizhou Huochebang Micro-finance Co., Ltd. (“Huochebang Microfinance”)
Place of incorporation	F4
Date of incorporation	Dec. 20, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Credit solution services
Chengdu Yunli Technology Co., Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Chengdu Yunli Technology Co., Ltd. (“Chengdu Yunli”)
Place of incorporation	F4
Date of incorporation	Jan. 21, 2011
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Credit solution services
Guizhou FTA Logistics Technology Co., Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Guizhou FTA Logistics Technology Co., Ltd. (“Guizhou FTA”)
Place of incorporation	F4
Date of incorporation	Jan. 14, 2021
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Research and development
Nanjing Manxianxian Cold Chain Technology Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Nanjing Manxianxian Cold Chain Technology Co., Ltd (“Nanjing Manxianxian”,”WFOE”)
Place of incorporation	F4
Date of incorporation	Feb. 21, 2023
Percentage of direct or indirect economic ownership	52.40%
Principal activities	Technology development and other services
Jiangsu Manyun Technology Industry Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Jiangsu Manyun Technology Industry Co., Ltd. (“Manyun Industry”)
Place of incorporation	F4
Date of incorporation	Aug. 18, 2021
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technology development and other services
Guiyang Shan'en Technology Co., Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Guiyang Shan’en Technology Co., Ltd. (“Shan’en Technology”)
Place of incorporation	F4
Date of incorporation	Sep. 19, 2016
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities	Freight matching services
Jiangsu Manyun Software Technology Co. Ltd. [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Jiangsu Manyun Software Technology Co. Ltd. (“Manyun Software”)
Place of incorporation	F4
Date of incorporation	Oct. 20, 2016
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities	Freight matching services and value added services
Nanjing Manyun Cold Chain Technology Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Nanjing Manyun Cold Chain Technology Co., Ltd (“Manyun Cold Chain”)
Place of incorporation	F4
Date of incorporation	Mar. 09, 2021
Percentage of direct or indirect economic ownership	52.40%
Variable Interest Entity Description Of Principal Activities	Freight matching services
Guiyang Shan'en Insurance Brokerage Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Guiyang Shan’en Insurance Brokerage Co., Ltd (“Shan’en Insurance”)
Place of incorporation	F4
Date of incorporation	May 09, 2017
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities	Insurance services
Tianjin Manyun Software Technology Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Tianjin Manyun Software Technology Co., Ltd (“Tianjin Manyun”)
Place of incorporation	F4
Date of incorporation	Nov. 08, 2018
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities	Freight matching services
Gui'an New District FTA Logistics Technology Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Gui’an New District FTA Logistics Technology Co., Ltd (“Gui’an Logistics”)
Place of incorporation	F4
Date of incorporation	Nov. 24, 2021
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities	Freight matching services
Suqian Manyun Software Technology Co., Ltd [Member]
Disclosure Of Major Subsdiaries And Variable Interest Entities [Line Items]
Name of Company	Suqian Manyun Software Technology Co., Ltd (“Suqian Manyun”)
Place of incorporation	F4
Date of incorporation	Dec. 11, 2023
Percentage of direct or indirect economic ownership	100.00%
Variable Interest Entity Description Of Principal Activities	Freight matching services